Equity_Details of hybrid securities classified as owners equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ 997,544,000,000	[1]	₩ 3,161,963,000,000	[1]	$ 863,301
Description of nature of bond type hybrid securities of other equity interest classified as owners equity	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years. In addition, the hybrid securities issued by the Bank have been reclassified to non-controlling interests in the consolidated financial statements of the Group in 2019 due to the establishment of the financial holding company on January 11, 2019.		The hybrid securities mentioned above are either without a maturity date or its maturity can be extended indefinitely at the maturity date without changing terms. In addition, the hybrid securities issued by the Bank will be reclassified to non-controlling interests in the consolidated financial statements of Woori Financial Group, Inc. from the next accounting period, due to the establishment of the financial holding company on January 11, 2019.
Hybrid securities of other equity interest in local currency issued in 201301
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Apr. 25, 2013
Maturity			Apr. 25, 2043
Interest rate (%)			4.40%
Hybrid securities	₩ 0		₩ 500,000,000,000
Hybrid securities of other equity interest in local currency issued in 201302
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Nov. 13, 2013
Maturity			Nov. 13, 2043
Interest rate (%)			5.70%
Hybrid securities	0		₩ 200,000,000,000
Hybrid securities of other equity interest in local currency issued in 201401
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Dec. 12, 2014
Maturity			Dec. 12, 2044
Interest rate (%)			5.20%
Hybrid securities	0		₩ 160,000,000,000
Hybrid securities of other equity interest in local currency issued in 201501
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Jun. 03, 2015
Maturity			Jun. 03, 2045
Interest rate (%)			4.40%
Hybrid securities	0		₩ 240,000,000,000
Hybrid securities of other equity interest in local currency issued in 201801
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Jul. 26, 2018
Interest rate (%)			4.40%
Hybrid securities	₩ 0		₩ 400,000,000,000
Hybrid securities of other equity interest in local currency issued in 201901
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jul. 18, 2019
Interest rate (%)	3.49%
Hybrid securities	₩ 500,000,000,000		0
Hybrid securities of other equity interest in local currency issued in 201902
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 11, 2019
Interest rate (%)	3.32%
Hybrid securities	₩ 500,000,000,000		₩ 0
Hybrid securities of other equity interest in foreign currency issued in 201501
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Jun. 10, 2015
Maturity			Jun. 10, 2045
Interest rate (%)			5.00%
Hybrid securities	0		₩ 559,650,000,000
Hybrid securities of other equity interest in foreign currency issued in 201601
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			Sep. 27, 2016
Interest rate (%)			4.50%
Hybrid securities	0		₩ 553,450,000,000
Hybrid securities of other equity interest in foreign currency issued in 201701
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date			May 16, 2017
Interest rate (%)			5.30%
Hybrid securities	0		₩ 562,700,000,000
Issuance cost
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ (2,456,000,000)		₩ (13,837,000,000)

[1]	At the end of the previous term, hybrid securities were issued by Woori Bank, a subsidiary company, and were classified as non-controlling interests of capital from the 11th of January, 2019.